Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Net income	$ 504,877	$ 823,232
Items that may be reclassified to income or loss in future years:
Foreign currency translation differences	(881)	(10,148)
Net investment hedge, net of tax	39,705	(72,046)
Employee benefits, net of tax		292
Items that may never be reclassified to income:
Defined benefit plan remeasurement, net of tax	2,016	63,508
Items directly reclassified to retained earnings:
Unrealized gain (loss) on investments in equity securities measured at fair value through OCI, net of tax	7,281	(5,495)
Other comprehensive income (loss), net of tax	48,121	(23,889)
Total comprehensive income	$ 552,998	$ 799,343